FAIR VALUE MEASUREMENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Fair Value Disclosures [Abstract]
Fair value measurements
6.	FAIR VALUE MEASUREMENTS

The following table presents the carrying amounts and estimated fair values of the Company’s major financial instruments at December 31, 2014 and March 31, 2015. Fair value is defined as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

	As of December 31, 2014		As of March 31, 2015
in millions of US$	Carrying amount	Fair value	Carrying amount	Fair value
			(Unaudited)	(Unaudited)
Financial assets:
Cash and cash equivalents	156.7	156.7	194.5	194.5
Restricted cash	2.4	2.4	123.2	123.2
Trade accounts receivable	190.5	190.5	507.1	507.1
Loans to related parties	24.4	24.4	15.2	15.2
Derivative contracts	0.8	0.8	7.6	7.6

Financial liabilities:
Trade accounts payable	50.8	50.8	242.7	242.7
Payables to related parties	87.1	87.1	256.3	256.3
Notes payables	—	—	101.8	101.8
Short-term debt	1.1	1.1	235.1	235.1
Derivative contracts	—	—	0.9	0.9
Total long-term debt	291.6	265.7	882.8	855.5

ASC subtopic 820-10 (“ASC 820-10”), Fair Value Measurements and Disclosures, establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1—Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets

Level 2—Include other inputs that are directly or indirectly observable in the marketplace

Level 3—Unobservable inputs which are supported by little or no market activity

ASC 820-10 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach; and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

The fair value of long-term debt at reporting date was estimated for disclosure purposes using discounted cash flow calculations based on discount rates that the Company believes market participants would use in determining the price that they would pay for such instrument.

Assets and liabilities measured at fair value on a recurring basis as of December 31, 2014 and March 31, 2015 are summarized below:

	Fair value measurements at December 31, 2014 using:
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total fair value at December 31, 2014
	In US$ millions	In US$ millions	In US$ millions	In US$ millions
Cash and cash equivalents	156.7	—	—	156.7
Foreign currency derivatives	—	0.8	—	0.8

	Fair value measurements at March 31, 2015 using:
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total fair value at March 31, 2015
	In US$ millions (Unaudited)	In US$ millions (Unaudited)	In US$ millions (Unaudited)	In US$ millions (Unaudited)
Cash and cash equivalents	194.5	—	—	194.5
Restricted cash	123.2	—	—	123.2

Derivative contracts
—Financial assets	—	7.6	—	7.6
—Financial liabilities	—	0.9	—	0.9

(6)	Fair value measurements

The following table presents the carrying amounts and estimated fair values of the Company’s financial instruments at December 31, 2014 and 2013. Fair value is defined as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

	2014		2013
in millions of U.S. dollars	Carrying amount	Fair value	Carrying amount	Fair value
Financial assets:
Cash and cash equivalents	156.7	156.7	257.7	257.7
Restricted cash	2.4	2.4	6.6	6.6
Trade accounts receivable	190.5	190.5	156.2	156.2
Loans to related parties	24.4	24.4	3.5	3.5
Foreign currency derivatives	0.8	0.8	—	—

Financial liabilities:
Trade accounts payable	50.8	50.8	42.7	42.7
Payables to related parties	87.1	87.1	121.6	121.6
Short-term debt	1.1	1.1	6.3	6.3
Total long-term debt	291.6	265.7	218.1	200.1

The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. The Company determines fair value based on assumptions that market participants would use in pricing an asset or liability in the principal or most advantageous market. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels per ASC 820-10:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date.

Level 2 – Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

Level 3 – Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at measurement date.

ASC 820-10 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach; and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Foreign currency derivatives are classified within Level 2 because they are valued using models utilizing market observable and other inputs.

Assets and liabilities measured at fair value on a recurring basis as of December 31, 2014 and 2013 are summarized below:

	Fair value measurements at December 31, 2014 using:
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total fair value at December 31, 2014
	In $ million	In $ million	In $ million	In $ million
Cash and cash equivalents	156.7	—	—	156.7
Foreign currency derivatives	—	0.8	—	0.8

	156.7	0.8	—	157.7

	Fair value measurements at December 31, 2013 using:
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total fair value at December 31, 2013
	In $ million	In $ million	In $ million	In $ million
Cash and cash equivalents	257.7	—	—	257.7

	257.7	—	—	257.7